Accounts Receivable	6 Months Ended
Jan. 31, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

	As of January 31,	As of July 31,
	2026	2025

Accounts receivable	$2,350,000	$750,000
Allowance for credit losses	-	-
Accounts receivable, net	$2,350,000	$750,000

The Company evaluates accounts receivable for collectability on an individual basis. No allowance for credit losses was recorded for the six months ended January 31, 2026 and 2025. The Company will continue to monitor economic conditions and customer credit profiles and will adjust the allowance for credit losses prospectively if the circumstances change.